Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Investments in subsidiaries reported in separate financial statements	R$ 23,589,425	R$ 22,431,868
Copel Geracaoe Transmissao [Member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries reported in separate financial statements	15,104,664	14,239,420
Copel Distribuicao [Member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries reported in separate financial statements	7,955,689	7,665,584
Copel Servicos
Disclosure of subsidiaries [line items]
Investments in subsidiaries reported in separate financial statements	57,477	63,270
Copel Comercializacao [Member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries reported in separate financial statements	312,720	288,626
Elejor
Disclosure of subsidiaries [line items]
Investments in subsidiaries reported in separate financial statements	7,726	8,480
Other [Member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries reported in separate financial statements	R$ 151,149	R$ 166,488